Financial income (expense), net - Schedule of other financial results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Financial Results [Abstract]
Amortized cost	$ (1,810)	$ (2,365)	$ (4,164)
Changes in the fair value of Warrants	0	(30,350)	(2,182)
Net changes in foreign exchange rate	18,458	33,263	14,328
Discount of assets and liabilities at present value	2,137	(2,561)	(2,300)
Changes in the fair value of financial assets	19,437	(17,599)	5,061
Interest expense on lease liabilities	(2,894)	(1,925)	(1,079)
Discount for well plugging and abandonment	(2,387)	(2,444)	(2,546)
Remeasurement in borrowings	(72,044)	(52,817)	(19,163)
Others	(26,381)	9,242	4,851
Total other financial results	$ (65,484)	$ (67,556)	$ (7,194)